OTHER LIABILITIES (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
OTHER LIABILITIES.
Other tax payable	$ 1,623,217	$ 1,428,070	$ 1,223,716
Accrued payroll	101,656	54,010	41,215
Other payables	1,990,395	1,674,941	1,287,154
Other Liabilities	$ 3,715,268	$ 3,157,021	$ 2,552,085